Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2021-C61
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-C61

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing		commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	15-16
			Attention: Brian Hanson	(202) 715-9500	CWCAMContractNotices@cwcapital.com
Mortgage Loan Detail (Part 2)	17-18		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	20	Representations Reviewer
			Attention: WFCM 2021-C61 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	21
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	24		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95003QAA7	1.161000%	18,512,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95003QAC3	2.503000%	108,135,000.00	2,877,830.25	465,858.43	6,002.67	0.00	0.00	471,861.10	2,411,971.82	35.71%	30.00%
A-SB	95003QAE9	2.525000%	28,529,000.00	28,529,000.00	0.00	60,029.77	0.00	0.00	60,029.77	28,529,000.00	35.71%	30.00%
A-3	95003QAG4	2.406000%	116,100,000.00	116,100,000.00	0.00	232,780.50	0.00	0.00	232,780.50	116,100,000.00	35.71%	30.00%
A-4	95003QAS8	2.658000%	263,816,000.00	263,816,000.00	0.00	584,352.44	0.00	0.00	584,352.44	263,816,000.00	35.71%	30.00%
A-S	95003QBG3	2.861000%	24,844,000.00	24,844,000.00	0.00	59,232.24	0.00	0.00	59,232.24	24,844,000.00	31.82%	26.75%
B	95003QBS7	3.113000%	38,221,000.00	38,221,000.00	0.00	99,151.64	0.00	0.00	99,151.64	38,221,000.00	25.84%	21.75%
C	95003QCC1	3.312000%	41,087,000.00	41,087,000.00	0.00	113,400.12	0.00	0.00	113,400.12	41,087,000.00	19.41%	16.38%
D	95003QCQ0	2.500000%	27,711,000.00	27,711,000.00	0.00	57,731.25	0.00	0.00	57,731.25	27,711,000.00	15.07%	12.75%
E	95003QCS6	2.500000%	8,817,000.00	8,817,000.00	0.00	18,368.75	0.00	0.00	18,368.75	8,817,000.00	13.69%	11.60%
F-RR	95003QCV9	4.046295%	11,249,000.00	11,249,000.00	0.00	37,930.64	0.00	0.00	37,930.64	11,249,000.00	11.93%	10.13%
G-RR	95003QCX5	4.046295%	12,421,000.00	12,421,000.00	0.00	41,882.52	0.00	0.00	41,882.52	12,421,000.00	9.99%	8.50%
H-RR	95003QCZ0	4.046295%	10,511,000.00	10,511,000.00	0.00	35,442.17	0.00	0.00	35,442.17	10,511,000.00	8.34%	7.13%
J-RR	95003QDB2	4.046295%	10,511,000.00	10,511,000.00	0.00	35,442.17	0.00	0.00	35,442.17	10,511,000.00	6.70%	5.75%
K-RR	95003QDD8	4.046295%	7,644,000.00	7,644,000.00	0.00	25,774.90	0.00	0.00	25,774.90	7,644,000.00	5.50%	4.75%
L-RR*	95003QDF3	4.046295%	36,310,400.00	35,150,569.88	0.00	111,208.99	0.00	0.00	111,208.99	35,150,569.88	0.00%	0.00%
R	95003QDG1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			764,418,400.00	639,489,400.13	465,858.43	1,518,730.77	0.00	0.00	1,984,589.20	639,023,541.70

X-A	95003QBC2	1.469734%	535,092,000.00	411,322,830.25	0.00	503,779.18	0.00	0.00	503,779.18	410,856,971.82
X-B	95003QBE8	0.914902%	104,152,000.00	104,152,000.00	0.00	79,407.42	0.00	0.00	79,407.42	104,152,000.00
X-D	95003QCN7	1.546295%	36,528,000.00	36,528,000.00	0.00	47,069.22	0.00	0.00	47,069.22	36,528,000.00
Notional SubTotal			675,772,000.00	552,002,830.25	0.00	630,255.82	0.00	0.00	630,255.82	551,536,971.82

Deal Distribution Total					465,858.43	2,148,986.59	0.00	0.00	2,614,845.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003QAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95003QAC3	26.61330975	4.30811883	0.05551089	0.00000000	0.00000000	0.00000000	0.00000000	4.36362972	22.30519092
A-SB	95003QAE9	1,000.00000000	0.00000000	2.10416664	0.00000000	0.00000000	0.00000000	0.00000000	2.10416664	1,000.00000000
A-3	95003QAG4	1,000.00000000	0.00000000	2.00500000	0.00000000	0.00000000	0.00000000	0.00000000	2.00500000	1,000.00000000
A-4	95003QAS8	1,000.00000000	0.00000000	2.21500000	0.00000000	0.00000000	0.00000000	0.00000000	2.21500000	1,000.00000000
A-S	95003QBG3	1,000.00000000	0.00000000	2.38416680	0.00000000	0.00000000	0.00000000	0.00000000	2.38416680	1,000.00000000
B	95003QBS7	1,000.00000000	0.00000000	2.59416656	0.00000000	0.00000000	0.00000000	0.00000000	2.59416656	1,000.00000000
C	95003QCC1	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
D	95003QCQ0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	95003QCS6	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F-RR	95003QCV9	1,000.00000000	0.00000000	3.37191217	0.00000000	0.00000000	0.00000000	0.00000000	3.37191217	1,000.00000000
G-RR	95003QCX5	1,000.00000000	0.00000000	3.37191208	0.00000000	0.00000000	0.00000000	0.00000000	3.37191208	1,000.00000000
H-RR	95003QCZ0	1,000.00000000	0.00000000	3.37191228	0.00000000	0.00000000	0.00000000	0.00000000	3.37191228	1,000.00000000
J-RR	95003QDB2	1,000.00000000	0.00000000	3.37191228	0.00000000	0.00000000	0.00000000	0.00000000	3.37191228	1,000.00000000
K-RR	95003QDD8	1,000.00000000	0.00000000	3.37191261	0.00000000	0.00000000	0.00000000	0.00000000	3.37191261	1,000.00000000
L-RR	95003QDF3	968.05790848	0.00000000	3.06273106	0.20147533	3.88861180	0.00000000	0.00000000	3.06273106	968.05790848
R	95003QDG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003QBC2	768.69553320	0.00000000	0.94148143	0.00000000	0.00000000	0.00000000	0.00000000	0.94148143	767.82491949
X-B	95003QBE8	1,000.00000000	0.00000000	0.76241858	0.00000000	0.00000000	0.00000000	0.00000000	0.76241858	1,000.00000000
X-D	95003QCN7	1,000.00000000	0.00000000	1.28857917	0.00000000	0.00000000	0.00000000	0.00000000	1.28857917	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	6,002.67	0.00	6,002.67	0.00	0.00	0.00	6,002.67	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	60,029.77	0.00	60,029.77	0.00	0.00	0.00	60,029.77	0.00
A-3	07/01/26 - 07/30/26	30	0.00	232,780.50	0.00	232,780.50	0.00	0.00	0.00	232,780.50	0.00
A-4	07/01/26 - 07/30/26	30	0.00	584,352.44	0.00	584,352.44	0.00	0.00	0.00	584,352.44	0.00
X-A	07/01/26 - 07/30/26	30	0.00	503,779.18	0.00	503,779.18	0.00	0.00	0.00	503,779.18	0.00
X-B	07/01/26 - 07/30/26	30	0.00	79,407.42	0.00	79,407.42	0.00	0.00	0.00	79,407.42	0.00
A-S	07/01/26 - 07/30/26	30	0.00	59,232.24	0.00	59,232.24	0.00	0.00	0.00	59,232.24	0.00
B	07/01/26 - 07/30/26	30	0.00	99,151.64	0.00	99,151.64	0.00	0.00	0.00	99,151.64	0.00
C	07/01/26 - 07/30/26	30	0.00	113,400.12	0.00	113,400.12	0.00	0.00	0.00	113,400.12	0.00
X-D	07/01/26 - 07/30/26	30	0.00	47,069.22	0.00	47,069.22	0.00	0.00	0.00	47,069.22	0.00
D	07/01/26 - 07/30/26	30	0.00	57,731.25	0.00	57,731.25	0.00	0.00	0.00	57,731.25	0.00
E	07/01/26 - 07/30/26	30	0.00	18,368.75	0.00	18,368.75	0.00	0.00	0.00	18,368.75	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	37,930.64	0.00	37,930.64	0.00	0.00	0.00	37,930.64	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	41,882.52	0.00	41,882.52	0.00	0.00	0.00	41,882.52	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	35,442.17	0.00	35,442.17	0.00	0.00	0.00	35,442.17	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	35,442.17	0.00	35,442.17	0.00	0.00	0.00	35,442.17	0.00
K-RR	07/01/26 - 07/30/26	30	0.00	25,774.90	0.00	25,774.90	0.00	0.00	0.00	25,774.90	0.00
L-RR	07/01/26 - 07/30/26	30	133,431.48	118,524.64	0.00	118,524.64	7,315.65	0.00	0.00	111,208.99	141,197.05
Totals			133,431.48	2,156,302.24	0.00	2,156,302.24	7,315.65	0.00	0.00	2,148,986.59	141,197.05

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (EC)	95003QAG4	2.406000%	116,100,000.00	116,100,000.00	0.00	232,780.50	0.00	0.00	232,780.50	116,100,000.00
A-3-1	95003QAJ8	N/A	116,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	95003QAL3	N/A	116,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	95003QAN9	N/A	116,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	95003QAQ2	N/A	116,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (EC)	95003QAS8	2.658000%	263,816,000.00	263,816,000.00	0.00	584,352.44	0.00	0.00	584,352.44	263,816,000.00
A-4-1	95003QAU3	N/A	263,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95003QAW9	N/A	263,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	95003QAY5	N/A	263,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95003QBA6	N/A	263,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	95003QBG3	2.861000%	24,844,000.00	24,844,000.00	0.00	59,232.24	0.00	0.00	59,232.24	24,844,000.00
A-S-1	95003QBJ7	N/A	24,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95003QBL2	N/A	24,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95003QBN8	N/A	24,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95003QBQ1	N/A	24,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	95003QBS7	3.113000%	38,221,000.00	38,221,000.00	0.00	99,151.64	0.00	0.00	99,151.64	38,221,000.00
B-1	95003QBU2	N/A	38,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95003QBW8	N/A	38,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	95003QBY4	N/A	38,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95003QCA5	N/A	38,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	95003QCC1	3.312000%	41,087,000.00	41,087,000.00	0.00	113,400.12	0.00	0.00	113,400.12	41,087,000.00
C-1	95003QCE7	N/A	41,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	95003QCG2	N/A	41,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95003QCJ6	N/A	41,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95003QCL1	N/A	41,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,420,340,000.00	484,068,000.00	0.00	1,088,916.94	0.00	0.00	1,088,916.94	484,068,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	95003QAJ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	95003QAL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	95003QAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	95003QAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	95003QBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	95003QBL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	95003QBU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	95003QBW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	95003QCE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	95003QCG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	95003QAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	95003QAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	95003QAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	95003QBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	95003QBN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	95003QBQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	95003QBY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	95003QCA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	95003QCJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	95003QCL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	2,614,845.02
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,166,845.12	Master Servicing Fee	3,676.01
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,079.05
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	275.34
ARD Interest	0.00	Operating Advisor Fee	1,057.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	165.20
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,166,845.12	Total Fees	10,542.88

Principal		Expenses/Reimbursements
Scheduled Principal	465,858.43	Reimbursement for Interest on Advances	8.60
Unscheduled Principal Collections		ASER Amount	306.63
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.42
Total Principal Collected	465,858.43	Total Expenses/Reimbursements	7,315.65

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,148,986.59
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	465,858.43
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,614,845.02
Total Funds Collected	2,632,703.55	Total Funds Distributed	2,632,703.55

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	639,489,400.13	639,489,400.13	Beginning Certificate Balance	639,489,400.13
(-) Scheduled Principal Collections	465,858.43	465,858.43	(-) Principal Distributions	465,858.43
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	639,023,541.70	639,023,541.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	639,788,096.80	639,788,096.80	Ending Certificate Balance	639,023,541.70
Ending Actual Collateral Balance	639,281,873.89	639,281,873.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.05%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	12,524,947.83	1.96%	41	4.4050	NAP	Defeased	1	12,524,947.83	1.96%	41	4.4050	NAP
2,000,000 or less	1	1,887,483.74	0.30%	63	4.4400	2.409300	1.40 or less	5	90,144,509.98	14.11%	60	4.4587	0.965973
2,000,001 to 3,000,000	3	7,917,381.12	1.24%	62	3.9940	1.978399	1.41 to 1.50	2	14,592,581.59	2.28%	53	3.6795	1.478424
3,000,001 to 4,000,000	10	35,329,277.59	5.53%	62	3.9893	2.386859	1.51 to 1.60	2	25,274,477.22	3.96%	63	3.9872	1.542140
4,000,001 to 5,000,000	2	9,149,110.33	1.43%	62	3.7310	2.898697	1.61 to 1.70	4	81,192,715.30	12.71%	64	3.8513	1.652883
5,000,001 to 6,000,000	3	16,211,474.20	2.54%	62	3.8739	2.691405	1.71 to 1.80	1	2,875,000.00	0.45%	63	4.7400	1.792800
6,000,001 to 7,000,000	4	25,799,442.14	4.04%	62	3.9828	1.981004	1.81 to 1.90	4	37,635,601.79	5.89%	63	3.9482	1.855977
7,000,001 to 8,000,000	7	53,031,188.44	8.30%	57	3.7602	2.684337	1.91 to 2.00	7	48,998,615.52	7.67%	58	4.2509	1.953853
8,000,001 to 9,000,000	2	16,650,000.00	2.61%	62	4.0446	2.392551	2.01 to 2.50	11	114,708,097.75	17.95%	61	3.8792	2.253255
9,000,001 to 10,000,000	3	29,272,829.24	4.58%	57	4.3619	2.544094	2.51 to 3.00	6	91,906,739.97	14.38%	62	3.8080	2.752008
10,000,001 to 15,000,000	8	101,573,986.39	15.90%	60	3.7057	2.769802	3.01 to 3.51	7	64,705,073.58	10.13%	62	3.6097	3.302573
15,000,001 to 20,000,000	4	66,306,666.35	10.38%	48	3.7423	2.263052	3.51 to 4.00	2	29,761,127.10	4.66%	30	3.5810	3.750526
20,000,001 to 30,000,000	3	66,369,754.33	10.39%	63	3.8642	1.711128	4.01 or greater	3	24,704,054.07	3.87%	63	3.4252	4.928744
30,000,001 to 50,000,000	2	72,000,000.00	11.27%	63	4.5250	1.402931	Totals	55	639,023,541.70	100.00%	60	3.9349	2.246730
50,000,001 or greater	2	125,000,000.00	19.56%	63	3.8195	2.260840
Totals	55	639,023,541.70	100.00%	60	3.9349	2.246730
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	12,524,947.83	1.96%	41	4.4050	NAP	Oregon	2	12,777,597.42	2.00%	63	3.5124	1.824548
Alabama	1	2,942,381.12	0.46%	62	3.2000	1.935500	Pennsylvania	4	11,720,881.18	1.83%	63	4.0750	2.112494
Arizona	3	13,457,105.15	2.11%	62	3.1894	3.725144	South Carolina	2	3,987,483.74	0.62%	62	4.2532	2.347840
California	9	83,107,513.88	13.01%	62	3.6587	2.402880	South Dakota	2	11,617,442.27	1.82%	41	4.3856	1.971260
Colorado	1	16,713.20	0.00%	40	4.8500	0.842600	Tennessee	4	27,745,880.42	4.34%	63	3.9114	1.697528
Florida	9	120,880,426.43	18.92%	62	3.8402	2.102063	Texas	5	74,168,180.56	11.61%	62	3.8437	2.700810
Georgia	4	18,869,320.87	2.95%	63	3.8264	2.106311	Utah	1	125,053.03	0.02%	40	4.8500	0.842600
Illinois	5	13,809,733.07	2.16%	63	5.1603	1.824784	Virginia	4	27,619,992.07	4.32%	63	3.5640	2.274555
Iowa	2	281,683.53	0.04%	40	4.8500	0.842600	Washington	1	6,595,864.89	1.03%	63	4.0660	1.956500
Kansas	6	9,239,248.07	1.45%	60	3.9246	3.213105	Wyoming	6	1,527,526.16	0.24%	40	4.8500	0.842600
Louisiana	1	152,751.09	0.02%	40	4.8500	0.842600	Totals	122	639,023,541.70	100.00%	60	3.9349	2.246730
Maryland	2	7,491,379.15	1.17%	62	3.3483	3.473289
									Property Type³
Michigan	11	29,480,368.44	4.61%	63	3.8237	1.705298
Minnesota	2	3,431,143.90	0.54%	63	3.9582	1.919535		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	1	5,025,000.00	0.79%	63	4.1500	2.947700		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	2	434,904.02	0.07%	40	4.8500	0.842600	Defeased	1	12,524,947.83	1.96%	41	4.4050	NAP
Montana	2	311,703.75	0.05%	40	4.8500	0.842600	Industrial	6	46,687,629.64	7.31%	63	3.9192	2.958777
Nebraska	4	865,662.82	0.14%	40	4.8500	0.842600	Lodging	46	25,047,520.64	3.92%	56	4.8369	2.073035
Nevada	5	26,978,274.49	4.22%	26	3.7780	3.593979	Mixed Use	4	102,840,000.00	16.09%	63	4.0681	1.602403
New Mexico	3	806,548.83	0.13%	40	4.8500	0.842600	Mobile Home Park	16	25,726,751.31	4.03%	63	3.9940	1.441111
New York	7	70,936,115.03	11.10%	62	4.6518	1.414603	Multi-Family	14	93,329,054.07	14.60%	63	3.7632	2.885165
North Carolina	1	2,350,000.00	0.37%	60	3.5000	5.026400	Office	9	157,374,316.87	24.63%	63	3.9688	2.104262
North Dakota	1	79,660.86	0.01%	40	4.8500	0.842600	Retail	18	125,210,644.47	19.59%	50	3.8410	2.225109
Ohio	5	14,725,121.84	2.30%	63	3.6998	3.804829	Self Storage	8	50,282,676.86	7.87%	63	3.5268	2.785777
Oklahoma	3	22,939,932.60	3.59%	57	3.9406	1.595310	Totals	122	639,023,541.70	100.00%	60	3.9349	2.246730

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	12,524,947.83	1.96%	41	4.4050	NAP	Defeased	1	12,524,947.83	1.96%	41	4.4050	NAP
	3.500% or less	11	101,314,069.81	15.85%	63	3.3268	3.108127	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	6	56,590,056.23	8.86%	62	3.6446	2.416748	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	20	336,044,111.69	52.59%	59	3.8704	2.246530	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	7	34,332,339.09	5.37%	62	4.1409	2.117596	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	37,065,569.98	5.80%	56	4.3977	1.976337	49 months or greater	54	626,498,593.87	98.04%	60	3.9255	2.252262
	4.501% to 4.750%	2	6,845,000.00	1.07%	63	4.6994	1.648790	Totals	55	639,023,541.70	100.00%	60	3.9349	2.246730
	4.751% to 5.000%	1	7,499,970.68	1.17%	40	4.8500	0.842600
	5.001% to 5.250%	1	37,000,000.00	5.79%	62	5.0500	0.585000
	5.251% or greater	1	9,807,476.39	1.53%	63	5.5900	1.961600
	Totals	55	639,023,541.70	100.00%	60	3.9349	2.246730
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	12,524,947.83	1.96%	41	4.4050	NAP	Defeased	1	12,524,947.83	1.96%	41	4.4050	NAP
	60 months or less	7	59,944,221.74	9.38%	33	4.1227	2.499153	Interest Only	24	336,405,000.00	52.64%	63	3.8880	2.334770
	61 months or greater	47	566,554,372.13	88.66%	63	3.9046	2.226140	300 months or less	3	31,275,975.77	4.89%	21	4.1551	2.510667
	Totals	55	639,023,541.70	100.00%	60	3.9349	2.246730	301 months or greater	27	258,817,618.10	40.50%	61	3.9464	2.113794
								Totals	55	639,023,541.70	100.00%	60	3.9349	2.246730
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	12,524,947.83	1.96%	41	4.4050	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	52	612,402,758.30	95.83%	60	3.9127	2.272711
	13 months to 24 months	2	14,095,835.57	2.21%	51	4.4831	1.363827
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	639,023,541.70	100.00%	60	3.9349	2.246730
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310959968	OF	The Woodlands	TX	Actual/360	3.827%	230,683.06	0.00	0.00	N/A	10/11/31	--	70,000,000.00	70,000,000.00	08/11/26
2	28002449	MU	Miami Beach	FL	Actual/360	3.810%	180,445.83	0.00	0.00	N/A	12/06/31	--	55,000,000.00	55,000,000.00	08/06/26
3	300572271	Various Various		NY	Actual/360	5.050%	160,898.61	0.00	0.00	N/A	10/06/31	--	37,000,000.00	37,000,000.00	08/06/26
4	325790004	MF	Various	FL	Actual/360	3.970%	119,651.39	0.00	0.00	N/A	12/06/31	--	35,000,000.00	35,000,000.00	08/06/26
7	28002438	MU	Santa Clarita	CA	Actual/360	3.799%	81,784.03	0.00	0.00	N/A	10/06/31	--	25,000,000.00	25,000,000.00	08/06/26
9	324921003	OF	Nashville	TN	Actual/360	3.860%	70,942.99	38,891.81	0.00	N/A	11/06/31	--	21,343,369.03	21,304,477.22	08/06/26
10	300572283	MH	Various	Various	Actual/360	3.950%	68,351.44	29,877.77	0.00	N/A	11/06/31	--	20,095,154.88	20,065,277.11	08/06/26
11	310958868	RT	Reno	NV	Actual/360	3.930%	56,866.91	42,689.18	0.00	N/A	12/01/26	--	16,803,816.28	16,761,127.10	08/01/26
12	310958162	RT	Highland	CA	Actual/360	3.720%	56,080.01	27,505.30	0.00	N/A	09/11/31	--	17,506,767.49	17,479,262.19	08/11/26
13	307331256	OF	Alexandria	VA	Actual/360	3.390%	47,535.53	31,992.00	0.00	N/A	12/06/31	--	16,283,937.89	16,251,945.89	08/06/26
14	307331255	OF	Tulsa	OK	Actual/360	3.930%	53,614.84	28,518.07	0.00	N/A	11/06/31	--	15,842,849.24	15,814,331.17	08/06/26
15	410959118	SS	Thousand Oaks	CA	Actual/360	3.253%	39,216.72	0.00	0.00	N/A	11/11/31	--	14,000,000.00	14,000,000.00	08/11/26
16	325790016	MF	Various	OH	Actual/360	3.660%	40,114.61	24,008.68	0.00	N/A	11/06/31	--	12,728,062.75	12,704,054.07	08/06/26
17	300572059	RT	Lacey	WA	Actual/360	4.405%	47,598.90	23,551.09	0.00	N/A	01/06/30	09/06/29	12,548,498.92	12,524,947.83	08/06/26
18	324921002	IN	Plainview	NY	Actual/360	4.400%	52,097.22	0.00	0.00	N/A	11/06/31	--	13,750,000.00	13,750,000.00	08/06/26
19	610959510	SS	Flagstaff	AZ	Actual/360	3.131%	35,049.81	0.00	0.00	N/A	11/11/31	--	13,000,000.00	13,000,000.00	08/11/26
20	307331251	RT	Salem	OR	Actual/360	3.490%	37,828.97	20,474.30	0.00	N/A	11/06/31	--	12,587,513.50	12,567,039.20	08/06/26
21	325790021	MF	Webster	NY	Actual/360	3.850%	40,943.68	0.00	0.00	N/A	10/06/31	--	12,350,000.00	12,350,000.00	08/06/26
22	325790022	RT	Mitchell	SD	Actual/360	4.381%	43,453.56	15,526.85	0.00	N/A	01/06/30	--	11,518,419.97	11,502,893.12	08/06/26
23	410959614	SS	Lake Orion	MI	Actual/360	3.535%	35,615.12	0.00	0.00	N/A	11/11/31	--	11,700,000.00	11,700,000.00	08/11/26
25	300572281	LO	Marion	IL	Actual/360	5.590%	47,271.67	12,940.43	0.00	N/A	11/06/31	--	9,820,416.82	9,807,476.39	08/06/26
26	28002368	RT	Tamarac	FL	Actual/360	4.000%	32,656.16	15,467.30	0.00	N/A	03/06/30	--	9,480,820.15	9,465,352.85	08/06/26
27	300572293	MF	Las Vegas	NV	Actual/360	3.500%	30,138.89	0.00	0.00	N/A	11/06/31	--	10,000,000.00	10,000,000.00	08/06/26
28	323010403	LO	Various	Various	Actual/360	4.850%	31,445.88	29,471.75	0.00	N/A	12/06/29	--	7,529,442.43	7,499,970.68	01/06/26
29	325790029	IN	Park City	KS	Actual/360	3.850%	28,345.62	0.00	0.00	N/A	10/06/31	--	8,550,000.00	8,550,000.00	08/06/26
30	307331253	LO	Middleburg	FL	Actual/360	3.870%	25,840.80	14,105.05	0.00	N/A	11/06/31	--	7,754,178.63	7,740,073.58	08/06/26
31	410958704	RT	Concord	CA	Actual/360	3.429%	22,419.26	14,968.37	0.00	N/A	10/11/31	--	7,592,671.97	7,577,703.60	08/11/26
32	325790032	OF	Savannah	GA	Actual/360	3.921%	26,204.02	12,335.06	0.00	N/A	11/06/31	--	7,760,897.65	7,748,562.59	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	300572285	IN	Pasadena	CA	Actual/360	4.250%	29,643.75	0.00	0.00	N/A	11/06/31	--	8,100,000.00	8,100,000.00	08/06/26
34	325790034	IN	Thousand Oaks	CA	Actual/360	3.015%	20,770.00	0.00	0.00	N/A	11/06/31	--	8,000,000.00	8,000,000.00	08/06/26
35	28002363	RT	Enid	OK	Actual/360	3.950%	23,908.13	14,054.85	0.00	N/A	03/06/30	--	7,028,932.84	7,014,877.99	08/06/26
36	325790036	MF	Cambridge	MD	Actual/360	3.340%	21,427.03	0.00	0.00	N/A	10/06/31	--	7,450,000.00	7,450,000.00	08/06/26
37	28002425	RT	Aylett	VA	Actual/360	3.766%	21,373.12	12,268.62	0.00	N/A	10/06/31	--	6,590,652.75	6,578,384.13	08/06/26
38	325790038	RT	North Bend	WA	Actual/360	4.066%	23,127.55	9,595.96	0.00	N/A	11/06/31	--	6,605,460.85	6,595,864.89	03/06/26
39	325790039	MF	Venice	FL	Actual/360	3.640%	20,373.89	0.00	0.00	N/A	10/06/31	--	6,500,000.00	6,500,000.00	08/06/26
40	300572280	SS	Various	Various	Actual/360	4.490%	23,713.97	8,169.78	0.00	N/A	11/06/31	--	6,133,362.90	6,125,193.12	08/06/26
41	300572272	MH	Various	MI	Actual/360	4.150%	20,267.18	9,871.23	0.00	N/A	10/06/31	--	5,671,345.43	5,661,474.20	08/06/26
42	325790042	MF	Jacksonville	FL	Actual/360	3.340%	15,890.51	0.00	0.00	N/A	10/06/31	--	5,525,000.00	5,525,000.00	08/06/26
45	307331252	RT	Corinth	MS	Actual/360	4.150%	17,957.40	0.00	0.00	N/A	11/06/31	--	5,025,000.00	5,025,000.00	08/06/26
46	300572276	RT	Hiram	GA	Actual/360	3.620%	14,160.72	8,627.78	0.00	N/A	11/06/31	--	4,542,738.11	4,534,110.33	08/06/26
47	325790047	IN	Harrisonburg	VA	Actual/360	3.840%	15,260.27	0.00	0.00	N/A	10/06/31	--	4,615,000.00	4,615,000.00	08/06/26
48	300572279	IN	Philadelphia	PA	Actual/360	3.620%	11,470.19	6,988.49	0.00	N/A	11/06/31	--	3,679,618.13	3,672,629.64	08/06/26
49	410958396	RT	Various	Various	Actual/360	3.500%	12,055.56	0.00	0.00	N/A	08/11/31	--	4,000,000.00	4,000,000.00	08/11/26
50	300572278	MU	New York	NY	Actual/360	4.670%	15,964.91	0.00	0.00	N/A	11/06/31	--	3,970,000.00	3,970,000.00	08/06/26
51	300572284	MF	New York	NY	Actual/360	4.270%	13,972.39	0.00	0.00	N/A	11/06/31	--	3,800,000.00	3,800,000.00	08/06/26
52	610958085	RT	Socorro	TX	Actual/360	4.033%	12,849.59	0.00	0.00	N/A	07/11/31	--	3,700,000.00	3,700,000.00	08/11/26
53	300572275	SS	Gainesville	GA	Actual/360	3.880%	11,927.77	0.00	0.00	N/A	11/06/31	--	3,570,000.00	3,570,000.00	08/06/26
54	300572292	RT	Farmington	MN	Actual/360	3.950%	11,564.72	0.00	0.00	N/A	11/06/31	--	3,400,000.00	3,400,000.00	08/06/26
55	307331254	RT	Macon	GA	Actual/360	3.830%	9,967.33	5,535.82	0.00	N/A	11/06/31	--	3,022,183.77	3,016,647.95	08/06/26
56	300572269	RT	Moody	AL	Actual/360	3.200%	8,124.53	6,038.76	0.00	N/A	10/06/31	--	2,948,419.88	2,942,381.12	08/06/26
57	300572291	OF	Goodlettsville	TN	Actual/360	4.150%	11,256.88	0.00	0.00	N/A	11/06/31	--	3,150,000.00	3,150,000.00	08/06/26
58	300572290	RT	Murfreesboro	TN	Actual/360	3.950%	10,374.24	0.00	0.00	N/A	11/06/31	--	3,050,000.00	3,050,000.00	08/06/26
59	300572286	OF	Thousand Oaks	CA	Actual/360	4.740%	11,734.79	0.00	0.00	N/A	11/06/31	--	2,875,000.00	2,875,000.00	08/06/26
60	325790060	OF	Boiling Springs	SC	Actual/360	4.085%	7,387.58	0.00	0.00	N/A	10/06/31	--	2,100,000.00	2,100,000.00	08/06/26
61	325790061	SS	Greenville	SC	Actual/360	4.440%	7,225.59	2,384.13	0.00	N/A	11/06/31	--	1,889,867.87	1,887,483.74	08/06/26
Totals							2,166,845.12	465,858.43	0.00				639,489,400.13	639,023,541.70
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,062,327.38	6,798,667.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	2,934,094.42	877,252.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,930,128.88	418,864.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,747,787.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,069,295.20	1,111,131.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,163,643.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,467,945.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	16,552,843.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,494,127.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,570,749.28	1,218,762.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,299,813.55	1,008,410.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,383,577.56	713,055.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,361,397.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,178,925.15	903,900.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,590,209.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,297,947.63	349,281.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,508,971.58	391,537.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,417,622.94	364,203.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	970,992.23	205,799.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,598,169.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,342,293.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,565,634.46	317,578.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	5,907,177.00	01/01/25	06/30/25	06/11/26	73,476.93	910.00	60,505.83	425,345.17	0.00	0.00
29	1,151,042.34	292,835.76	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,840,823.77	1,794,769.73	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	705,147.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	902,188.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	479,843.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,542,962.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	828,292.86	185,265.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	855,092.24	223,435.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	736,863.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	572,324.00	0.00	--	--	04/13/26	0.00	0.00	32,624.14	163,476.75	0.00	0.00
39	563,765.35	127,804.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	873,499.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	864,166.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	584,399.80	136,305.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	674,223.00	178,413.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	817,264.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	551,461.80	145,164.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	702,004.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	600,591.04	182,694.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	317,760.04	72,593.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	278,831.50	66,360.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	329,462.00	164,731.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	262,946.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	262,000.00	131,000.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	406,996.03	228,203.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	328,968.04	164,483.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	324,119.80	180,813.22	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
58	233,000.00	58,250.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	244,526.62	126,811.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	206,957.26	103,793.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	284,949.20	141,288.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	105,834,972.22	25,290,639.94				73,476.93	910.00	93,129.97	588,821.92	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	14,095,835.57	0	0.00	1	7,499,970.68	0	0.00	0	0.00	0	0.00	3.934893%	3.910231%	60
07/17/26	0	0.00	0	0.00	2	14,134,903.28	0	0.00	1	7,529,442.43	0	0.00	0	0.00	1	23,800,000.00	3.934915%	3.910243%	61
06/17/26	0	0.00	0	0.00	2	14,175,573.77	0	0.00	1	7,559,805.84	0	0.00	0	0.00	0	0.00	3.913411%	3.889372%	56
05/15/26	0	0.00	0	0.00	2	14,214,323.17	0	0.00	1	7,589,028.73	0	0.00	0	0.00	0	0.00	3.913445%	3.889396%	57
04/17/26	0	0.00	1	6,635,534.55	1	7,619,152.29	0	0.00	1	7,619,152.29	0	0.00	0	0.00	1	11,650,000.00	3.913483%	3.889425%	58
03/17/26	0	0.00	0	0.00	2	14,293,120.46	0	0.00	1	7,648,128.36	0	0.00	0	0.00	0	0.00	3.920866%	3.896906%	59
02/18/26	0	0.00	2	14,336,739.32	0	0.00	0	0.00	1	7,680,075.04	0	0.00	0	0.00	0	0.00	3.920905%	3.896935%	60
01/16/26	2	14,374,845.83	0	0.00	0	0.00	0	0.00	1	7,708,797.73	0	0.00	0	0.00	1	3,940,169.45	3.920932%	3.896953%	61
12/17/25	0	0.00	1	6,675,399.18	1	5,100,000.00	0	0.00	1	7,737,400.96	0	0.00	0	0.00	0	0.00	3.918693%	3.892985%	62
11/18/25	1	6,685,470.09	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.918725%	3.893009%	63
10/20/25	0	0.00	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.918752%	3.893028%	64
09/17/25	1	6,704,758.96	0	0.00	1	5,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.918782%	3.893050%	65
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
28	323010403	01/06/26	6	6	60,505.83	425,345.17	0.00	7,709,175.67	04/30/24	7	06/26/24		11/12/25
38	325790038	03/06/26	4	6	32,624.14	163,476.75	127,960.02	6,644,992.09	08/28/25	2
Totals					93,129.97	588,821.92	127,960.02	14,354,167.76
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		16,761,127	16,761,127	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		48,008,042	40,508,072	0		7,499,971
49 - 60 Months		7,700,000	7,700,000	0		0
> 60 Months		566,554,372	559,958,507	6,595,865		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	639,023,542	624,927,706	0	0	6,595,865	7,499,971
Jul-26	639,489,400	625,354,497	0	0	6,605,461	7,529,442
Jun-26	702,595,596	688,420,023	0	0	6,615,768	7,559,806
May-26	703,058,193	655,530,019	0	0	39,939,145	7,589,029
Apr-26	703,547,392	689,292,705	0	6,635,535	0	7,619,152
Mar-26	715,656,749	701,363,629	0	0	6,644,992	7,648,128
Feb-26	716,199,403	701,862,664	0	6,656,664	0	7,680,075
Jan-26	716,655,347	702,280,501	14,374,846	0	0	0
Dec-25	722,209,740	710,434,341	0	6,675,399	5,100,000	0
Nov-25	722,691,027	710,905,557	6,685,470	0	5,100,000	0
Oct-25	723,139,937	718,039,937	0	0	5,100,000	0
Sep-25	723,615,628	711,810,869	6,704,759	0	5,100,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
28	323010403	7,499,970.68	7,709,175.67	137,760,000.00	12/13/25	4,466,085.00	0.84260	06/30/25	12/06/29	189
38	325790038	6,595,864.89	6,644,992.09	9,470,000.00	10/03/25	548,476.00	1.95650	12/31/24	11/06/31	303
Totals		14,095,835.57	14,354,167.76	147,230,000.00		5,014,561.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
28	323010403	LO	Various	04/30/24	7

The Borrower filed for Chapter 11 bankruptcy on June 26, 2024. The Borrower and Lender subsequently agreed to a court-approved plan to sell all collateral, and the Lender was the successful bidder at the 363 Sale held on September 25,

2025. Title to all P roperties in the Portfolio transferred on November 12, 2025 and is now REO. Updates on the litigation wind-down will be provided as they become available. The Special Servicer is exploring sale strategies while negotiating railroad contract extensions, an d has completed certain deferred maintenance items and addressed brand standard deficiencies. Trailing-twelve-month average KPIs as of June 2026 show a 109.4% occupancy index, 100.5% ADR index, and

99.4% RevPAR index.
38	325790038	RT	WA	08/28/25	2

Loan transferred into special servicing on 8/28/2025 due to Monetary Default. The loan collateral is a 26,187 SF retail center built in 1980 and located in North Bend, WA. The property is currently 40% occupied, which is a significant decline from

100% occupancy at YE 2024 as the largest tenant at the property stopped paying rent and vacated in early 2025. Most recent inspection from September 2025 reports the property to be in average condition. Receiver appointed in February

2026. Strategy is to work with the receiver on leasing opportunities and dual track a workout with the Borrower/foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
24	325790024 04/17/26	11,650,000.00	21,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
44	325790044 01/16/26	5,100,000.00	5,080,000.00	4,175,263.71	235,094.26	4,175,263.71	3,940,169.45	1,159,830.55	0.00	0.00	1,159,830.55	22.74%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		16,750,000.00	26,780,000.00	4,175,263.71	235,094.26	4,175,263.71	3,940,169.45	1,159,830.55	0.00	0.00	1,159,830.55

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
24	325790024	04/27/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	325790044	01/16/26	0.00	0.00	1,159,830.55	0.00	0.00	1,159,830.55	0.00	0.00	1,159,830.55
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,159,830.55	0.00	0.00	1,159,830.55	0.00	0.00	1,159,830.55

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.42	0.00
28	0.00	0.00	3,500.00	0.00	0.00	306.63	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.60	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,000.00	0.00	0.00	306.63	0.00	0.00	8.60	0.00	0.42	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,315.65

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29